Income tax and deferred taxes	12 Months Ended
Dec. 31, 2022
Income tax and deferred taxes
Income tax and deferred taxes

Note 25    Income tax and deferred taxes

Tax receivables as of December 31, 2022 and 2021, are as follows:

25.1Current and non-current tax assets

(a)Current

	As of	As of
	December 31,	December 31,
Current tax assets	2022	2021
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	894	435
Monthly provisional income tax payments, foreign companies	96,906	62
Corporate tax credits (1)	653	674
1st category tax absorbed by tax losses (2)	169	26,848
Taxes in recovery process	126,292	129,523
Total	224,914	157,542

(b)	Non-current

	As of	As of
	December 31,	December 31,
Non-current tax assets	2022	2021
	ThUS$	ThUS$
Total tax paid at SQM Salar (see note 19.3)	127,114	90,364
Total	127,114	90,364

(1)	These credits are available for companies and are related to corporate tax payments in April of the following year. These credits include, among others, credits for training expenses (SENCE), credits for acquisition of fixed assets, donations and credits in Chile for taxes paid abroad.
(2)	This concept corresponds to the tax loss absorptions determined by the company at the end of the year, which must be attributed to the dividends received during the year.

25.2    Current tax liabilities

	As of	As of
	December 31,	December 31,
Current tax liabilities	2022	2021
	ThUS$	ThUS$
1st Category income tax	337,245	139,842
Foreign company income tax	19,366	27,055
Article 21 single tax	—	38
Total	356,611	166,935

Income tax is calculated based on the profit or loss for tax purposes that is applied to the effective tax rate applicable in Chile. As established by Law No. 20,780 is 27%.

The royalty is determined by applying the taxable rate to the net operating income obtained, according to the chart in force. The Company currently provisioned 9.60% for mining royalties that involve operations in the Salar de Atacama and 9.09% for caliche extraction operations.

The income tax rate for the main countries where the Company operates is presented below:

	Income tax	Income tax
Country	2022	2021
Spain	25%	25%
Belgium	25%	25%
Mexico	30%	30%
United States	21% + 3.51%	21% + 3.51%
South Africa	28%	28%
Korea	25%	25%
China	25%+12% (1)	25%+12% (1)%

(1)	Additional tax of 12% on VAT payable.
25.3	Income tax and deferred taxes
(a)	Deferred tax assets and liabilities as of December 31, 2022

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2022	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	655,695	—
Property, plant and equipment and capitalized interest (1)	—	(244,560)
Restoration and rehabilitation provision	4,685	—
Manufacturing expenses	—	(139,383)
Employee benefits and unemployment insurance	—	(8,995)
Vacation accrual	7,650	—
Inventory provision	27,512	—
Materials provision	11,915	—
Others employee benefits	1,177	—
Research and development expenses	—	(12,294)
Bad debt provision	715	—
Provision for legal complaints and expenses	6,827	—
Loan acquisition expenses	—	(8,793)
Financial instruments recorded at market value	5,226	—
Specific tax on mining activity	—	(5,799)
Tax loss benefit	10,059	—
Other	2,913	—
Foreign items (other)	96	—
Balances to date	734,470	(419,824)
Net balance		314,646

(1)	This includes right-of-use assets.
(b)	Deferred tax assets and liabilities as of December 31, 2021

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2021	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	144,181	—
Property, plant and equipment and capitalized interest (1)	—	(189,073)
Restoration and rehabilitation provision	6,567	—
Manufacturing expenses	—	(108,181)
Employee benefits and unemployment insurance	—	(7,485)
Vacation accrual	6,039	—
Inventory provision	20,557	—
Materials provision	10,554	—
Others employee benefits	929	—
Research and development expenses	—	(5,387)
Bad debt provision	2,708	—
Provision for legal complaints and expenses	334	—
Loan acquisition expenses	—	(8,967)
Financial instruments recorded at market value	5,242	—
Specific tax on mining activity	—	(4,545)
Tax loss benefit	7,113	—
Other	8,862	—
Foreign items (other)	136	—
Balances to date	213,222	(323,638)
Net balance		(110,416)

(1)	This item includes right-of-use assets.

Deferred tax assets and liabilities in the consolidated statement of financial position as of December 31, 2022 and 2021, are as follows:

	As of	As of
	December 31,	December 31,
Movements of deferred tax assets and liabilities	2022	2021
	ThUS$	ThUS$
Deferred tax assets	604,471	135,904
Deferred tax liabilities	(289,825)	(246,320)
Total	314,646	(110,416)

(c)	Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2022

		Deferred tax	Deferred taxes
		(expense)	related to items	Total increases
	Deferred tax	benefit	credited	(decreases) in	Deferred tax
	liability (asset)	recognized in	(charged)	deferred tax	liability (asset)
	at beginning of	profit (loss) for	directly to	liabilities	at end of
Reconciliation of changes in deferred tax liabilities (assets)	period	the year	equity	(assets)	period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(144,181)	(511,514)	—	(511,514)	(655,695)
Property, plant and equipment and capitalized interest	189,073	55,487	—	55,487	244,560
Restoration and rehabilitation provision	(6,567)	1,882	—	1,882	(4,685)
Manufacturing expenses	108,181	31,202	—	31,202	139,383
Employee benefits and unemployment insurance	7,486	2,779	(1,270)	1,509	8,995
Vacation accrual	(6,039)	(1,611)	—	(1,611)	(7,650)
Inventory provision	(20,557)	(6,955)	—	(6,955)	(27,512)
Materials provision	(10,554)	(1,361)	—	(1,361)	(11,915)
Derivative financial instruments	—	(7,172)	7,172	—	—
Others employee benefits	(929)	(248)	—	(248)	(1,177)
Research and development expenses	5,387	6,907	—	6,907	12,294
Bad debt provision	(2,708)	1,993	—	1,993	(715)
Provision for legal complaints and expenses	(334)	(6,493)	—	(6,493)	(6,827)
Loan approval expenses	8,967	(174)	—	(174)	8,793
Financial instruments recorded at market value	(5,243)	—	17	17	(5,226)
Specific tax on mining activity	4,545	1,257	(3)	1,254	5,799
Tax loss benefit	(7,113)	(1,502)	—	(1,502)	(8,615)
Others	(8,862)	(7,187)	—	(7,187)	(16,049)
Foreign items (other)	(136)	11,732	—	11,732	11,596
Total temporary differences, unused losses and unused tax credits	110,416	(430,978)	5,916	(425,062)	(314,646)

(d)Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2021

		Deferred tax	Deferred taxes
		(expense)	related to items	Total increases
	Deferred tax	benefit	credited	(decreases) in
	liability (asset)	recognized in	(charged)	deferred tax	Deferred tax
	at beginning of	profit (loss) for	directly to	liabilities	liability (asset)
Reconciliation of changes in deferred tax liabilities (assets)	period	the year	equity	(assets)	at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(90,585)	(53,596)	—	(53,596)	(144,181)
Property, plant and equipment and capitalized interest	187,168	1,905	—	1,905	189,073
Restoration and rehabilitation provision	(6,597)	30	—	30	(6,567)
Manufacturing expenses	107,215	966	—	966	108,181
Employee benefits and unemployment insurance	6,669	687	130	817	7,486
Vacation accrual	(6,138)	99	—	99	(6,039)
Inventory provision	(22,200)	1,643	—	1,643	(20,557)
Materials provision	(8,812)	(1,742)	—	(1,742)	(10,554)
Derivative financial instruments	—	14,246	(14,246)	—	—
Others employee benefits	—	(929)	—	(929)	(929)
Research and development expenses	3,581	1,806	—	1,806	5,387
Bad debt provision	(5,072)	2,364	—	2,364	(2,708)
Provision for legal complaints and expenses	(19,637)	19,303	—	19,303	(334)
Loan approval expenses	5,212	3,755	—	3,755	8,967
Financial instruments recorded at market value	3,929	(5,354)	(3,818)	(9,172)	(5,243)
Specific tax on mining activity	3,012	1,521	12	1,533	4,545
Tax loss benefit	(844)	(6,269)	—	(6,269)	(7,113)
Others	(1,454)	(7,408)	—	(7,408)	(8,862)
Foreign items (other)	654	(790)	—	(790)	(136)
Total temporary differences, unused losses and unused tax credits	156,101	(27,763)	(17,922)	(45,685)	110,416

(e)	Deferred taxes related to benefits for tax losses

The Company’s tax loss carryforwards were mainly generated by losses in Chile, which in accordance with current Chilean tax regulations have no expiration date.

As of December 31, 2022, and 2021, tax loss carryforwards are detailed as follows:

	As of	As of
	December 31,	December 31,
Deferred taxes related to benefits for tax losses	2022	2021
	ThUS$	ThUS$
Chile	10,059	7,113
Foreign	—	1,444
Total	10,059	8,557

The tax losses as of December 31, 2022, which are the basis for these deferred taxes correspond mainly to Comercial Hydro S.A., Orcoma SpA., Orcoma Estudio SpA y SCM Búfalo.

(f)Movements in deferred tax assets and liabilities

Movements in deferred tax assets and liabilities as of December 31, 2022 and 2021 are detailed as follows:

	Assets (liabilities)
	As of	As of
	December 31,	December 31,
Movements in deferred tax assets and liabilities	2022	2021
	ThUS$	ThUS$
Deferred tax assets and liabilities, net opening balance	(110,416)	(156,101)
Increase (decrease) in deferred taxes in profit or loss	430,978	27,763
Increase (decrease) deferred taxes in equity	(5,916)	17,922
Total	314,646	(110,416)

(g)Disclosures on income tax (expenses) benefits

Current and deferred tax (expenses) benefits are detailed as follows:

	(Expense) Income
	As of	As of	As of
	December 31,	December 31,	December 31,
Disclosures on income tax (expense) benefit	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Current income tax (expense) benefit
Current tax expense	(2,002,564)	(279,105)	(97,374)
Adjustments to prior year current income tax (expense) benefit	(626)	2,326	(1,901)
Current income tax expense, net, total	(2,003,190)	(276,779)	(99,275)
Deferred tax (expense) benefit
Deferred tax benefits relating to the creation and reversal of temporary differences	427,680	28,445	26,219
Tax adjustments related to the creation and reversal of temporary differences from the previous year	3,298	(682)	2,877
Total deferred tax benefits, net	430,978	27,763	29,096
Income tax expense	(1,572,212)	(249,016)	(70,179)

Income tax (expenses) benefit for foreign and domestic parties are detailed as follows:

	(Expense) Income
	As of	As of	As of
	December 31,	December 31,	December 31,
Income tax (expense) benefit	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expenses, foreign parties, net	(213,060)	(46,748)	(9,782)
Current income tax expenses, domestic, net	(1,790,130)	(230,031)	(89,493)
Current income tax expense, net, total	(2,003,190)	(276,779)	(99,275)
Deferred tax benefit (expense) by foreign and domestic parties, net
Current income tax (expense) benefit, foreign parties, net	(21,338)	(6,679)	10,284
Current income tax benefits, domestic, net	452,316	34,442	18,812
Deferred tax expense, net, total	430,978	27,763	29,096
Income tax expense	(1,572,212)	(249,016)	(70,179)

(h)Disclosures on the tax effects of other comprehensive income components:

	As of December 31, 2022
	Amount before taxes	(Expense) income for
Income tax related to other income and expense components with a charge or credit to net equity	(expense) gain	income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
(Losses) income from defined benefit plans	(6,350)	1,273	(5,077)
Cash flow hedges	26,622	(7,172)	19,450
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	190	(17)	173
Total	20,462	(5,916)	14,546

	As of December 31, 2021
	Amount before taxes	(Expense) income for
Income tax related to other income and expense components with a charge or credit to net equity	(expense) gain	income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Income (losses) from defined benefit plans	4,679	(142)	4,537
Cash flow hedges	(52,762)	14,246	(38,516)
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	(12,072)	3,818	(8,254)
Total	(60,155)	17,922	(42,233)

	As of December 31, 2020
	Amount before taxes	(Expense) income for
Income tax related to other income and expense components with a charge or credit to net equity	(expense) gain	income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Income (losses) from defined benefit plans	974	(145)	829
Cash flow hedges	(3,706)	1,001	(2,705)
Reserve for income (losses) from financial assets measured at fair value through other comprehensive income	9,784	(2,642)	7,142
Total	7,052	(1,786)	5,266
(i)	Explanation of the relationship between (expense) benefit for tax purposes and accounting income.

Based on IAS 12, paragraph 81, letter “c”, the company has estimated that the method that discloses the most significant information for users of the financial statements is the numeric conciliation between the tax benefit (expense) and the result of multiplying the accounting profit by the current rate in Chile. The aforementioned choice is based on the fact that the Company and subsidiaries established in Chile generate a large part of the Company’s tax benefit (expense). The amounts provided by subsidiaries established outside Chile have no relative importance in the overall context.

Reconciliation between the tax benefit (expense) and the tax calculated by multiplying income before taxes by the Chilean corporate income tax rate.

	(Expense) Benefit
	As of	As of	As of
	December 31,	December 31,	December 31,
Income Tax Expense (Benefit)	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Consolidated income before taxes	5,486,496	841,221	238,538
Statutory income tax rate in Chile	27%	27%	27%
Tax expense using the statutory tax rate	(1,481,354)	(227,130)	(64,405)
Net effect of royalty tax payments	(57,500)	(13,350)	(4,659)
Tax effect of income from regular activities exempt from taxation and dividends from abroad	3,490	(260)	1,786
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(11,058)	(2,226)	(2,987)
Tax effect of tax rates supported abroad	(25,053)	(5,622)	(2,077)
Effects of changes resulting from classifying a permanent item as a temporary one	—	—	4,826
Other tax effects of reconciliation of accounting income to tax expense	(737)	(428)	(2,663)
Tax expense using the effective tax rate	(1,572,212)	(249,016)	(70,179)

(j)Tax periods potentially subject to verification:

The Group’s Companies are potentially subject to income tax audits by tax authorities in each country These audits are limited to a number of interim tax periods, which, in general, when they elapse, give rise to the expiration of these inspections.

Tax audits, due to their nature, are often complex and may require several years. Below, we provide a summary of tax periods that are potentially subject to verification, in accordance with the tax regulations in force in the country of origin:

(i)Chile

According to article 200 of Decree Law No 830, the taxes will be reviewed for any deficiencies in terms of payment and to generate any taxes that might arise. There is a 3-year prescriptive period for such review, dating from the expiration of the legal deadline when payment should have been made. This prescriptive period can be extended to 6 years for the revision of taxes subject to declaration, when such declaration has not been filed or has been presented with maliciously false information.

(ii)United States

In the United States, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return. In the event that an omission or error is detected in the tax return of sales or cost of sales, the review can be extended for a period of up to 6 years.

(iii)Mexico:

In Mexico, the tax authority can review tax returns up to 5 years from the expiration date of the tax return.

(iv)Spain:

In Spain, the tax authority can review tax returns up to 4 years from the expiration date of the tax return.

A subsidiary of the Company, SQM Iberian S.A., is being reviewed by the Spanish Tax Authority. This audit could involve adjustments to tax returns filed in Spain.

(v)Belgium:

In Belgium, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return if no tax losses exist. In the event of detecting an omission or error in the tax return, the review can be extended for a period of up to 5 years.

(vi)South Africa:

In South Africa, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return. In the event that an omission or error in the tax return is detected, the review can be extended for a period of up to 5 years.

A subsidiary of the Company, SQM Africa Pty., is being reviewed by the South African Tax Authority. This audit could involve adjustments to tax returns filed in South Africa.

(vii) China:

Tax returns up to 3 years old from the due date of the return can be reviewed, in special circumstances this can be extended to 5 years. When tax evasion or fraud is involved, the tax authorities will pursue the collection of tax and there is no time limit.

(viii) Korea:

Tax returns up to 5 years old from the due date of the return can be reviewed, but this can be extended to 7 years for cross-border transactions. Failure to file the tax return on the legal due date will result in this deadline being extended by up to 5 years and 10 years for cross-border transactions. When tax evasion or fraud is involved, it will be extended by up to 10 years and 15 years for cross-border transactions.